DIVIDENDS AND INTEREST ON EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
DIVIDENDS AND INTEREST ON EQUITY
Schedule of breakdown of dividend and interest on equity
19.b.1. Breakdown

	12.31.2025	12.31.2024
Telefónica, S.A.	1,002,973	742,819
Telefónica Latinoamérica Holding, S.L.	962,667	712,945
Telefónica Móviles Chile, S.A.	1,481	1,096
Telefónica IoT & Big Data Tech, S.A.	—	1,975
Non-controlling interest	807,423	778,255
Total	2,774,544	2,237,090

Schedule of changes in dividend and interest on equity
19.b.2. Changes

	12.31.2025	12.31.2024
Balance at the beginning of the fiscal year	2,237,090	2,247,884
Interim dividends and interest on equity (net of IRRF)	2,864,500	2,641,225
Unclaimed dividends and interest on equity	(150,553)	(126,977)
Payment of dividends and interest on equity	(2,187,402)	(2,532,399)
IRRF on shareholders exempt/immune from interest on equity	10,909	7,357
Balance at the end of the year	2,774,544	2,237,090